Share-based payments	6 Months Ended
Feb. 28, 2026
Share-based payments
Share-based payments

19. Share-based payments

Stock options

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

On multiple grant dates, the Company granted stock options at exercise prices varying between $264.40 and $243,540.00 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month and six-month periods ended February 28, 2026 amounts to $4,959 and $13,131 respectively [February 28, 2025 – $10,089 and $13,131 respectively]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	(years)
November 30, 2022	243,540.00	243,540.00	107	3.1	5
December 1, 2022	234,900.00	234,900.00	107	3.0	5
March 22, 2023	227,340.00	202,230.00	75	3.6	2
March 25, 2023	227,340.00	205,740.00	75	3.6	3
March 25, 2023	227,340.00	205,740.00	75	3.6	4
April 20, 2023	233,280.00	212,220.00	75	3.6	5
December 29, 2023	185,220.00	60,480.00	76	3.1	5
January 26, 2024	41,040.00	43,092.00	76	3.5	5
July 25, 2025	264.40	264.00	101	2.8	5

The following tables summarize information regarding the option grants outstanding as at February 28, 2026:

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2024	51	199,466.73
Granted	50	264.40
Forfeited	(5)	234,900.00
Expired	(22)	151,638.37
Balance at August 31, 2025	74	76,695.66
Expired	(6)	282,479.81
Balance at February 28, 2026	68	58,538.24

	Number of
	options	Weighted average	Weighted average	Exercisable
Exercise price range	outstanding	grant date fair value	remaining contractual life	options
$	#	$	[years]	#
264.40	50	264.40	4.40	15
41,040.00 - 185,220.00	2	113,130.00	2.87	2
227,340.00 - 243,540.00	16	233,820.00	2.38	16

Warrants

As at February 28, 2026, there are 451,022 warrants to purchase Voting Common Shares outstanding [August 31, 2025 - 11,039] of which 405,988 warrants [August 31, 2025 - 6,003] are accounted for as derivative liabilities (see note 16 for details) and 45,034 warrants [August 31, 2025 – 5,036] are accounted for as contributed surplus.

On December 21, 2023, the Company granted the underwriter the option to purchase 3 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of $56,700.00.

On September 16, 2024, the Company granted the underwriter the option to purchase 56 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of $4,500.00.

On January 14, 2025, the Company granted the underwriter the option to purchase 592 Voting Common Shares of the Company for a period of five and a half years from the grant date at an exercise price of $600.00.

On August 15, 2025, the Company granted the underwriter the option to purchase 4,382 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of $100.00.

On December 19, 2025, the Company granted the underwriter the option to purchase 40,001 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of $15.00.

The following provides the details of the warrants currently outstanding that are accounted for as contributed surplus:

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
December 21, 2023	56,700.00	3	2.81
September 16, 2024	4,500.00	56	3.55
January 14, 2025	600.00	592	4.38
August 15, 2025	100.00	4,382	4.46
December 19, 2025	15.00	40,001	4.81

The Company recognizes share-based payments expense for warrant grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the three-month and six-month periods ended February 28, 2026 amounts to $331,191 for both periods [February 28, 2025 – $262,634 and $348,552 respectively]. The table below lists the assumptions used to determine the fair value of these warrant grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise		Expected	Risk-free
	price	Market price	volatility	interest rate	Expected life
Grant date	$	$	%	%	[years]
December 21, 2023	56,700.00	60,480.00	76	4.0	5.0
September 16, 2024	4,500.00	2,865.60	92	3.4	5.0
January 14, 2025	600.00	732.00	99	4.4	5.5
August 15, 2025	100.00	74.40	101	3.6	5.0
December 19, 2025	15.00	10.02	127	3.7	5.0

Restricted share unit (“RSU”) plan

Description of the plan

On September 17, 2025, the Company adopted a RSU Plan pursuant to which restricted share units (“RSUs”) may be granted to directors, officers, employees and consultants of the Company and its affiliates. Each RSU represents the right to receive one common share of the Company, issued from treasury, or, in limited circumstances, a cash equivalent, upon vesting. RSUs do not confer voting rights or dividend rights prior to vesting. The RSU Plan is administered by the Board of Directors, which determines the eligible participants, the number of RSUs granted, and the applicable vesting conditions. The maximum number of common shares issuable under the RSU Plan, together with other security-based compensation arrangements, is subject to shareholder and regulatory approval and prescribed plan limits.

On September 25, 2025, the Company granted 12,500 RSUs to its Chief Executive Officer pursuant to an individual RSU agreement entered into under the RSU Plan. The RSUs vest upon the achievement and maintenance of specified market-capitalization thresholds, measured based on the Company’s public market capitalization at the close of trading over ten consecutive trading days, as follows:

Market capitalization threshold	Number of RSUs vesting
$15 million or more	3,750
$25 million or more	3,750
$35 million or more	5,000

Unvested RSUs generally forfeit upon termination for cause or voluntary resignation without good reason. In the event of termination without cause, resignation with good reason, death or disability, unvested RSUs remain outstanding and eligible to vest in accordance with their original terms. All unvested RSUs vest immediately upon a change of control of the Company.

The RSUs are accounted for as equity-settled share-based payment arrangements in accordance with IFRS 2, as the Company’s primary obligation is to settle the awards through the issuance of common shares. Although the RSU Plan and related agreements permit settlement in cash in limited circumstances (including regulatory or plan-limit constraints), such features are contingent and do not give rise to a present obligation for cash settlement at the grant date. The RSUs were measured at fair value at the grant date based on the market price of the Company’s common shares on that date. The vesting conditions are market-based performance conditions and, accordingly, are reflected in the grant-date fair value of the awards. Compensation expense is recognized over the requisite service period and is not subsequently reversed as a result of the failure to satisfy market-based vesting conditions. Given the presence of market-based vesting conditions, management determined that a Monte Carlo simulation model was the appropriate valuation technique, as it explicitly incorporates the probability of achieving the market-cap hurdles.

The share-based compensation expense recognized for the three-month and six-month periods ended February 28, 2026 amounts to $17,873 and $30,980 respectively [February 28, 2025 – nil for both periods]. The table below lists the assumptions used to determine the fair value of these RSUs. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

Risk-free
	Market	Expected	interest	Contractual	Expected
	price	volatility	rate	life	life
Grant date	$	%	%	(years)	(years)
September 25, 2025	56.80	100	3.68	10	5

The following tables summarize information regarding the RSUs outstanding as at February 28, 2026:

Number of
RSUs
#
Balance at August 31, 2024	—
Granted	—
Balance at August 31, 2025	—
Granted	12,500
Balance at February 28, 2026	12,500